ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2016
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
ALLOWANCE FOR DOUBTFUL ACCOUNTS
4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the allowance for doubtful accounts receivable for the years ended December 31, 2015 and 2016 is as follows:

	For the years ended December 31,
	2014	2015	2016
Balance, beginning of the year	5,041,727	5,969,648	7,611,244
Provision for doubtful accounts	927,921	1,641,596	1,548,077
Balance, end of the year	5,969,648	7,611,244	9,159,321